SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Fair Value Assets

Investment measured at fair value on a recurring basis at March 31, 2014:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$6,250

Investment measured at fair value on a recurring basis at December 31, 2013:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of market illiquidity.	$-	$-	$6,250

Investment measured at fair value on a recurring basis at December 31, 2012:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of market illiquidity.	$-	$-	$12,500

Schedule of Basic and Diluted Loss Per Share
	For the Three Months ended March 31, 2014	For the Three Months ended March 31, 2013

Loss from continuing operations	$(281,606)	$(714,316)
Income from discontinued operations	$-	$108,780

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	5,489,593	3,503,565

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.05)	$(0.20)
Income from discontinued operations	$-	$0.03

	For the year ended December 31, 2013	For the year ended December 31, 2012

Numerator:
Loss from continuing operations	$(3,713,795)	$(5,527,637)
Income (loss) from discontinued operations	$263,460	$(1,410,671)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	4,604,193	2,787,593
Income (loss) per common share, basic and diluted:
Loss from continuing operations	$(0.81)	$(1.98)
Income (loss) from discontinued operations	$0.06	$(0.51)